EQI-Q1

Quarterly Report
October 31, 2025
MFS®  Equity Income Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Aerospace & Defense – 1.7%
General Electric Co.	22,346	$6,903,796
Leidos Holdings, Inc.	24,693	4,703,276
		$11,607,072
Alcoholic Beverages – 0.7%
Ambev S.A., ADR	1,971,310	$4,553,726
Biotechnology – 0.9%
Gilead Sciences, Inc.	50,466	$6,045,322
Broadcasting – 1.1%
Omnicom Group, Inc.	100,548	$7,543,111
Brokerage & Asset Managers – 1.9%
Citigroup, Inc.	123,981	$12,550,597
Business Services – 0.4%
Cognizant Technology Solutions Corp., “A”	38,810	$2,828,473
Chemicals – 0.3%
Eastman Chemical Co.	37,678	$2,242,595
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	18,130	$3,547,678
Microsoft Corp.	25,640	13,276,649
Salesforce, Inc.	10,578	2,754,617
		$19,578,944
Computer Software - Systems – 0.9%
Arista Networks, Inc. (a)	36,860	$5,812,453
Construction – 2.4%
Masco Corp.	149,063	$9,653,320
Stanley Black & Decker, Inc.	94,502	6,399,675
		$16,052,995
Consumer Products – 1.9%
Colgate-Palmolive Co.	52,956	$4,080,260
Kimberly-Clark Corp.	71,808	8,596,135
		$12,676,395
Electrical Equipment – 1.1%
Eaton Corp. PLC	20,248	$7,725,827
Electronics – 4.5%
Broadcom, Inc.	16,800	$6,209,784
KLA Corp.	2,330	2,816,364
Lam Research Corp.	79,292	12,485,318
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,865	9,272,772
		$30,784,238
Energy - Independent – 2.7%
ConocoPhillips	36,553	$3,248,099
EOG Resources, Inc.	37,523	3,971,434
Phillips 66	67,090	9,133,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Valero Energy Corp.	11,910	$2,019,460
		$18,372,626
Energy - Integrated – 3.1%
Chevron Corp.	13,490	$2,127,643
Eni S.p.A.	326,447	5,999,395
Exxon Mobil Corp.	25,512	2,917,552
National Gas Fuel Co.	54,879	4,330,502
Petroleo Brasileiro S.A., ADR	165,730	1,929,097
TotalEnergies SE	57,555	3,579,085
		$20,883,274
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	22,730	$3,541,561
Food & Beverages – 1.1%
General Mills, Inc.	72,710	$3,389,013
PepsiCo, Inc.	26,174	3,823,760
		$7,212,773
Forest & Paper Products – 0.5%
International Paper Co.	86,880	$3,357,043
Health Maintenance Organizations – 2.3%
Cigna Group	41,588	$10,164,523
Humana, Inc.	18,820	5,235,536
		$15,400,059
Insurance – 8.7%
Ameriprise Financial, Inc.	22,572	$10,219,925
Corebridge Financial, Inc.	310,281	10,102,749
Equitable Holdings, Inc.	241,700	11,939,980
Hartford Insurance Group, Inc.	24,462	3,037,691
Lincoln National Corp.	204,700	8,597,400
Manulife Financial Corp.	157,782	5,106,217
Voya Financial, Inc.	137,200	10,215,912
		$59,219,874
Interactive Media Services – 2.8%
Alphabet, Inc., “A”	42,662	$11,996,128
Meta Platforms, Inc., “A”	11,170	7,242,069
		$19,238,197
Machinery & Tools – 5.5%
AGCO Corp.	105,734	$10,907,520
Caterpillar, Inc.	11,790	6,805,895
Finning International, Inc.	185,861	10,051,376
Trane Technologies PLC	21,976	9,859,532
		$37,624,323
Major Banks – 6.3%
Bank of America Corp.	230,776	$12,334,977
BNP Paribas S.A.	69,030	5,335,792
JPMorgan Chase & Co.	22,283	6,932,687
PNC Financial Services Group, Inc.	21,560	3,935,778
Wells Fargo & Co.	166,257	14,459,372
		$42,998,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
McKesson Corp.	13,143	$10,663,442
Medical Equipment – 1.5%
Medtronic PLC	112,401	$10,194,771
Metals & Mining – 1.4%
Rio Tinto PLC	134,471	$9,691,266
Natural Gas - Distribution – 0.5%
UGI Corp.	92,550	$3,093,946
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	148,845	$6,940,546
Network & Telecom – 1.3%
Qualcomm, Inc.	47,492	$8,591,303
Oil Services – 1.7%
TechnipFMC PLC	283,736	$11,732,484
Other Banks & Diversified Financials – 8.1%
American Express Co.	31,652	$11,417,826
Columbia Banking System, Inc.	137,280	3,679,104
Mastercard, Inc., “A”	7,710	4,255,843
Northern Trust Corp.	103,408	13,305,507
Popular, Inc.	119,337	13,302,496
Synchrony Financial	124,090	9,229,814
		$55,190,590
Pharmaceuticals – 6.2%
AbbVie, Inc.	62,706	$13,672,416
Johnson & Johnson	51,701	9,764,768
Organon & Co.	348,114	2,349,769
Pfizer, Inc.	507,785	12,516,900
Sanofi S.A.	38,785	3,916,205
		$42,220,058
Printing & Publishing – 0.8%
Transcontinental, Inc., “A”	368,810	$5,177,619
Railroad & Shipping – 1.0%
CSX Corp.	125,760	$4,529,875
Union Pacific Corp.	10,816	2,383,522
		$6,913,397
Real Estate – 2.2%
Essential Properties Realty Trust, REIT	175,136	$5,233,064
W.P. Carey, Inc., REIT	143,521	9,472,386
		$14,705,450
Real Estate - Office – 1.9%
Cousins Properties, Inc., REIT	266,220	$6,903,085
Highwoods Properties, Inc., REIT	218,726	6,262,125
		$13,165,210
Restaurants – 1.1%
Aramark	197,459	$7,479,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.5%
Amazon.com, Inc. (a)	51,421	$12,558,037
Home Depot, Inc.	29,609	11,239,280
Tapestry, Inc.	55,890	6,137,840
Target Corp.	40,321	3,738,563
TJX Cos., Inc.	25,320	3,548,345
		$37,222,065
Tobacco – 2.4%
Altria Group, Inc.	83,190	$4,690,252
British American Tobacco PLC	159,795	8,195,380
Philip Morris International, Inc.	25,877	3,734,827
		$16,620,459
Utilities - Electric Power – 3.9%
Duke Energy Corp.	35,223	$4,378,219
Edison International	58,753	3,253,741
NextEra Energy, Inc.	54,416	4,429,462
Portland General Electric Co.	310,770	14,195,974
		$26,257,396
Total Common Stocks		$653,709,833
Convertible Preferred Stocks – 2.7%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	59,884	$3,875,693
Utilities - Electric Power – 2.1%
NextEra Energy, Inc., 7.234%, 11/01/2027	181,893	$8,896,386
PG&E Corp., 6%, 12/01/2027	137,957	5,670,033
		$14,566,419
Total Convertible Preferred Stocks		$18,442,112
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	586,716	$2,065,521
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
PG&E Corp., 4.25%, 12/01/2027	$1,678,000	$1,722,299
Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.12% (v)	1,595,472	$1,595,791

Other Assets, Less Liabilities – 0.2%		1,541,971
Net Assets – 100.0%		$679,077,527

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,595,791 and
$675,939,765, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$674,217,466	$—	$—	$674,217,466
U.S. Corporate Bonds	—	1,722,299	—	1,722,299
Investment Companies	1,595,791	—	—	1,595,791
Total	$675,813,257	$1,722,299	$—	$677,535,556
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,641,415	$15,831,438	$16,877,510	$294	$154	$1,595,791

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,737	$—